Export Sales	12 Months Ended
Jun. 30, 2013
EXPORT SALES

EXPORT SALES

Export sales are summarized below (thousands of dollars):

	2013	2012	2011
Export Sales	$111,159	$102,022	$103,232
Percent of Net Sales	37%	37%	40%

These sales were primarily to automotive manufacturing assembly plants in Canada, China, Mexico and Korea.